UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 10/31/2025

Date of reporting period: 4/30/2025

Item 1. Reports to Stockholders.

(a)

Jackson Square Large-Cap Growth Fund
Investor Class | JSPJX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$47	0.93%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$180,287,251
Number of Holdings	27
Portfolio Turnover	7%
Visit https://jspartners.com/funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(%)
Microsoft	11.4%
NVIDIA	9.2%
Amazon.com	7.9%
Alphabet - Class A	6.0%
Mastercard - Class A	5.4%
Visa - Class A	4.5%
CME Group	4.4%
Boeing	3.7%
Waste Management	3.6%
S&P Global	3.5%
Sector Breakdown (% of net assets)

Information Technology
33.0%
Financials
19.7%
Industrials
17.5%
Consumer Discretionary
9.6%
Health Care
7.8%
Communication Services
6.0%
Real Estate
3.3%
Materials
2.2%
Cash & Other
0.9%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square Large-Cap Growth Fund	PAGE 1	TSR-SAR-56167N845

Jackson Square Large-Cap Growth Fund
Institutional Class | JSPIX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$35	0.69%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$180,287,251
Number of Holdings	27
Portfolio Turnover	7%
Visit https://jspartners.com/funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(%)
Microsoft	11.4%
NVIDIA	9.2%
Amazon.com	7.9%
Alphabet - Class A	6.0%
Mastercard - Class A	5.4%
Visa - Class A	4.5%
CME Group	4.4%
Boeing	3.7%
Waste Management	3.6%
S&P Global	3.5%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square Large-Cap Growth Fund	PAGE 1	TSR-SAR-56167N837

Jackson Square Large-Cap Growth Fund
IS Class | DPLGX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Jackson Square Large-Cap Growth Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
IS Class	$32	0.64%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$180,287,251
Number of Holdings	27
Portfolio Turnover	7%
Visit https://jspartners.com/funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(%)
Microsoft	11.4%
NVIDIA	9.2%
Amazon.com	7.9%
Alphabet - Class A	6.0%
Mastercard - Class A	5.4%
Visa - Class A	4.5%
CME Group	4.4%
Boeing	3.7%
Waste Management	3.6%
S&P Global	3.5%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square Large-Cap Growth Fund	PAGE 1	TSR-SAR-56167N829

Jackson Square SMID-Cap Growth Fund
Investor Class | JSMVX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$59	1.23%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$123,606,385
Number of Holdings	28
Portfolio Turnover	27%
Visit https://jspartners.com/funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(%)
Wyndham Hotels & Resorts	4.9%
Clean Harbors	4.9%
Entegris	4.8%
SBA Communications	4.8%
AAON	4.3%
Okta	4.3%
Stevanato Group	4.2%
Align Technology	4.1%
Kinsale Capital Group	4.1%
Vertiv Holdings - Class A	4.1%
Sector Breakdown (% of net assets)

Industrials
29.0%
Health Care
18.3%
Information Technology
18.2%
Financials
13.7%
Consumer Discretionary
7.6%
Communication Services
5.9%
Real Estate
4.8%
Cash & Other
2.5%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square SMID-Cap Growth Fund	PAGE 1	TSR-SAR-56167N878

Jackson Square SMID-Cap Growth Fund
Institutional Class | JSMTX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	0.98%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$123,606,385
Number of Holdings	28
Portfolio Turnover	27%
Visit https://jspartners.com/funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(%)
Wyndham Hotels & Resorts	4.9%
Clean Harbors	4.9%
Entegris	4.8%
SBA Communications	4.8%
AAON	4.3%
Okta	4.3%
Stevanato Group	4.2%
Align Technology	4.1%
Kinsale Capital Group	4.1%
Vertiv Holdings - Class A	4.1%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square SMID-Cap Growth Fund	PAGE 1	TSR-SAR-56167N860

Jackson Square SMID-Cap Growth Fund
IS Class | DCGTX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Jackson Square SMID-Cap Growth Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://jspartners.com/funds/. You can also request this information by contacting us at 1-844-577-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
IS Class	$42	0.88%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$123,606,385
Number of Holdings	28
Portfolio Turnover	27%
Visit https://jspartners.com/funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(%)
Wyndham Hotels & Resorts	4.9%
Clean Harbors	4.9%
Entegris	4.8%
SBA Communications	4.8%
AAON	4.3%
Okta	4.3%
Stevanato Group	4.2%
Align Technology	4.1%
Kinsale Capital Group	4.1%
Vertiv Holdings - Class A	4.1%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jspartners.com/funds/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jackson Square Partners, LLC documents not be householded, please contact Jackson Square Partners, LLC at 1-844-577-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jackson Square Partners, LLC or your financial intermediary.
Jackson Square SMID-Cap Growth Fund	PAGE 1	TSR-SAR-56167N852

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

JACKSON SQUARE FUNDS
JACKSON SQUARE Large-Cap Growth Fund
JACKSON SQUARE SMID-Cap Growth Fund
Core Financial Statements
April 30, 2025

Jackson Square Large-Cap Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Communication Services - 6.0%
Alphabet - Class A	68,511	$10,879,547
Consumer Discretionary - 9.6%
Amazon.com(a)	76,883	14,178,763
Starbucks	38,243	3,061,352
		17,240,115
Financials - 19.7%
CME Group	28,354	7,856,326
KKR & Co.	30,756	3,514,488
Mastercard - Class A	17,789	9,749,439
S&P Global	12,636	6,318,632
Visa - Class A	23,580	8,146,890
		35,585,775
Health Care - 7.8%
Danaher	16,340	3,257,052
Eli Lilly & Co.	4,327	3,889,757
Intuitive Surgical(a)	8,331	4,297,130
IQVIA Holdings(a)	16,720	2,592,770
		14,036,709
Industrials - 17.5%
Boeing(a)	35,985	6,593,891
Canadian Pacific Kansas City	76,144	5,518,156
Copart(a)	72,143	4,402,887
Uber Technologies(a)	56,411	4,569,855
Vertiv Holdings - Class A	44,618	3,809,485
Waste Management	28,088	6,554,616
		31,448,890
Information Technology - 33.0%(b)
Advanced Micro Devices(a)	29,911	2,911,836
ASML Holding - ADR	7,087	4,734,683
Microsoft	52,010	20,557,472
NVIDIA	152,030	16,559,108
ServiceNow(a)	6,388	6,100,604
Synopsys(a)	8,740	4,011,747
Workday - Class A(a)	19,110	4,681,950
		59,557,400
Materials - 2.2%
Linde PLC	8,747	3,964,403

	Shares	Value
Real Estate - 3.3%
SBA Communications	24,742	$6,022,203
TOTAL COMMON STOCKS (Cost $110,982,388)		178,735,042
TOTAL INVESTMENTS - 99.1% (Cost $110,982,388)		$178,735,042
Money Market Deposit Account - 1.1%(c)		1,925,279
Liabilities in Excess of Other Assets - (0.2)%		(373,070)
TOTAL NET ASSETS - 100.0%		$180,287,251

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). (“GICS®”)is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depository Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 2.47%.

The accompanying notes are an integral part of these financial statements.

1

Jackson Square SMID-Cap Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Communication Services - 5.9%
New York Times Co. - Class A	74,592	$3,883,260
Warner Music Group - Class A	113,694	3,461,982
		7,345,242
Consumer Discretionary - 7.6%
TopBuild(a)	11,211	3,315,765
Wyndham Hotels & Resorts	71,098	6,064,660
		9,380,425
Financials - 13.7%
Kinsale Capital Group	11,687	5,086,883
LendingClub(a)	416,605	4,070,231
MarketAxess Holdings	21,036	4,661,367
Ryan Specialty Holdings	46,645	3,055,714
		16,874,195
Health Care - 18.3%
Align Technology(a)	29,517	5,115,296
Bio-Techne	74,029	3,727,360
Medpace Holdings(a)	12,055	3,717,642
Molina Healthcare(a)	12,639	4,133,079
Pacific Biosciences of California(a)	714,943	793,587
Stevanato Group	249,043	5,195,037
		22,682,001
Industrials - 29.0%(b)
AAON	58,449	5,334,640
Clean Harbors(a)	28,224	6,038,243
Hexcel	97,067	4,704,838
Howmet Aerospace	20,466	2,836,178
Simpson Manufacturing	20,903	3,212,582
SiteOne Landscape Supply(a)	38,064	4,370,128
Vertiv Holdings - Class A	59,566	5,085,745
WillScot Holdings	167,452	4,206,394
		35,788,748
Information Technology - 18.2%
Axcelis Technologies(a)	45,304	2,218,990
Bill.com Holdings(a)	99,629	4,540,093
Elastic(a)	53,093	4,576,617
Entegris	75,154	5,946,184
Okta(a)	46,985	5,269,838
		22,551,722

	Shares	Value
Real Estate - 4.8%
SBA Communications	24,321	$5,919,731
TOTAL COMMON STOCKS (Cost $120,098,551)		120,542,064
TOTAL INVESTMENTS - 97.5% (Cost $120,098,551)		$120,542,064
Money Market Deposit Account - 2.7%(c)		3,337,774
Liabilities in Excess of Other Assets - (0.2)%		(273,453)
TOTAL NET ASSETS - 100.0%		$123,606,385

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). (“GICS®”)is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2025 was 2.47%.

The accompanying notes are an integral part of these financial statements.

2

JACKSON SQUARE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)

	Large-Cap Growth Fund	SMID-Cap Growth Fund
ASSETS:
Investment securities:
At cost	$110,982,388	$120,098,551
At value	$178,735,042	$120,542,064
Cash & Cash Equivalent	1,925,885	3,337,774
Dividends & interest receivable	32,536	11,415
Receivable for capital shares sold	9,330	3,582
Prepaid expenses	22,569	33,393
Total assets	180,725,362	123,928,228
LIABILITIES:
Payable for capital shares redeemed	221,734	133,138
Payable to investment adviser	54,394	56,558
Payable for fund administration & accounting fees	34,973	28,848
Payable for compliance fees	3,028	3,028
Payable for transfer agent fees & expenses	28,610	42,279
Payable for custody fees	3,716	7,563
Accrued distribution and/or shareholder service fees	75,567	19,630
Payable for audit fees	10,776	11,851
Accrued expenses	5,313	18,948
Total liabilities	438,111	321,843
NET ASSETS	$180,287,251	$123,606,385
Net Assets Consist of:
Paid-in capital	99,076,411	566,721,544
Total distributable earnings (accumulated loss)	81,210,840	(443,115,159)
Total net assets	$180,287,251	$123,606,385
IS Class Shares:
Net Assets	$10,771,094	$79,062,941
Shares issued and outstanding(1)	440,857	4,632,052
Net asset value, offering price, and redemption price per share	$24.43	$17.07
Institutional Class Shares:
Net Assets	$89,076,519	$31,217,111
Shares issued and outstanding(1)	3,713,421	1,839,265
Net asset value, offering price, and redemption price per share	$23.99	$16.97
Investor Class Shares:
Net Assets	$80,439,638	$13,326,333
Shares issued and outstanding(1)	4,255,130	806,465
Net asset value, offering price, and redemption price per share	$18.90	$16.52

(1)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Jackson Square Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2025 (Unaudited)

	Large-Cap Growth Fund	SMID-Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$752,678	$300,401
Less: Foreign taxes withheld	(74,414)	—
Interest income	25,186	44,724
Total investment income	703,450	345,125
EXPENSES:
Investment advisory fees (See Note 4)	526,806	637,595
Fund administration & accounting fees (See Note 4)	71,796	65,076
Transfer agent fees & expenses (See Note 4)	63,132	70,651
Federal & state registration fees	24,967	27,474
Trustee fees	11,658	11,658
Audit fees	10,775	10,350
Legal fees	7,761	9,393
Custody fees (See Note 4)	7,742	12,122
Postage & printing fees	7,333	5,891
Compliance fees (See Note 4)	6,154	6,154
Other expenses	4,494	4,079
Insurance fees	1,810	2,811
Distribution and/or shareholder service fees (See Note 5)
Institutional Class	25,225	21,965
Investor Class	122,242	28,387
Total expenses before interest expense and reimbursement/waiver	891,895	913,606
Interest expense (See Note 9)	27	9,889
Total expenses before reimbursement/waiver	891,922	923,495
Less: reimbursement/waiver from adviser (See Note 4)	(132,102)	(122,949)
Total net expenses	759,820	800,546
Net investment loss	(56,370)	(455,421)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized gain on investments, including foreign currency gain (loss)	14,684,719	19,596,332
Net change in unrealized appreciation/depreciation of investments and translations of foreign currency	(10,105,711)	(25,914,852)
Net realized and unrealized gain (loss) on investments	4,579,008	(6,318,520)
NET INCREASE (DECREASE) IN ASSETS RESULTING FROM OPERATIONS	$4,522,638	$(6,773,941)

The accompanying notes are an integral part of these financial statements.

4

JACKSON SQUARE LARGE-CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment loss	$(56,370)	$(319,569)
Net realized gain on investments, including foreign currency gain (loss)	14,684,719	21,501,046
Net change in unrealized appreciation/depreciation on investments and translations of foreign currency	(10,105,711)	45,959,576
Net increase in net assets resulting from operations	4,522,638	67,141,053
CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	204,901	4,237,123
Proceeds from reinvestment of distributions	288,735	—
Payments for shares redeemed	(2,640,157)	(14,859,543)
Decrease in net assets resulting from IS Class transactions	(2,146,521)	(10,622,420)
Institutional Class:
Proceeds from shares sold	3,067,839	6,812,606
Proceeds from reinvestment of distributions	2,305,549	—
Payments for shares redeemed	(14,980,404)	(36,155,485)
Decrease in net assets resulting from Institutional Class transactions	(9,607,016)	(29,342,879)
Investor Class:
Proceeds from shares sold	1,624,587	2,706,847
Proceeds from reinvestment of distributions	2,449,139	—
Payments for shares redeemed	(9,614,094)	(19,493,117)
Decrease in net assets resulting from Investor Class transactions	(5,540,368)	(16,786,270)
Net decrease in net assets resulting from capital share transactions	(17,293,905)	(56,751,569)
DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	(288,736)	—
Institutional Class	(2,320,505)	—
Investor Class	(2,565,814)	—
Total distributions to shareholders	(5,175,055)	—
Total increase (decrease) in net assets	(17,946,322)	10,389,484
NET ASSETS:
Beginning of period	198,233,573	187,844,089
End of period	$180,287,251	$198,233,573

The accompanying notes are an integral part of these financial statements.

5

JACKSON SQUARE SMID-CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment loss	$(455,421)	$(1,759,838)
Net realized gain on investments, including foreign currency gain (loss)	19,596,332	31,964,211
Net change in unrealized appreciation/depreciation on investments and translations of foreign currency	(25,914,852)	78,237,300
Net increase (decrease) in net assets resulting from operations	(6,773,941)	108,441,673
CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	225,639	11,234,633
Payments for shares redeemed	(41,885,865)	(348,400,457)
Decrease in net assets resulting from IS Class transactions	(41,660,226)	(337,165,824)
Institutional Class:
Proceeds from shares sold	1,027,714	20,652,645
Payments for shares redeemed	(32,169,496)	(176,667,560)
Decrease in net assets resulting from Institutional Class transactions	(31,141,782)	(156,014,915)
Investor Class:
Proceeds from shares sold	170,087	1,518,485
Payments for shares redeemed	(3,729,699)	(18,148,397)
Decrease in net assets resulting from Investor Class transactions	(3,559,612)	(16,629,912)
Net decrease in net assets resulting from capital share transactions	(76,361,620)	(509,810,651)
DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	—	—
Institutional Class	—	—
Investor Class	—	—
Total distributions to shareholders	—	—
Total decrease in net assets	(83,135,561)	(401,368,978)
NET ASSETS:
Beginning of period	206,741,946	608,110,924
End of period	$ 123,606,385	$206,741,946

The accompanying notes are an integral part of these financial statements.

6

JACKSON SQUARE LARGE-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
IS Class(1)
For a Fund share outstanding throughout the periods.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Per Share Data
Net asset value, beginning of period	$24.48	$17.70	$13.70	$31.69	$28.72	$24.91
Investment operations:
Net investment income (loss)(2)	0.01	—(3)	0.02	(0.07)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	0.52	6.78	3.98	(10.23)	9.16	6.25
Total from investment operations	0.53	6.78	4.00	(10.30)	9.06	6.26
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gains	(0.58)	—	—	(7.69)	(6.09)	(2.45)
Total distributions	(0.58)	—	—	(7.69)	(6.09)	(2.45)
Net asset value, end of period	$24.43	$24.48	$17.70	$13.70	$31.69	$28.72
Total return(4)	2.08%	38.31%	29.20%(5)	−41.26%	33.81%(6)	27.39%(6)
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$10,771	$12,857	$17,979	$40,436	$945,973	$4,539
Ratio of expenses to average net assets:
Before expense reimbursement/ waiver/recoupment(7)	0.78%	0.76%	0.75%	0.63%	0.61%	0.65%
After expense reimbursement/waiver/recoupment(7)	0.64%	0.64%	0.64%	0.63%	0.61%(8)	0.62%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/waiver/recoupment(7)	0.10%	0.02%	0.10%	(0.31)%	(0.17)%	0.02%
Portfolio Turnover(4)	7%	13%	37%	35%(9)	28%	54%

(1)	Prior to April 16, 2021, the IS Class was known as Class R6. See Note 1 in Notes to Financial Statements.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)	Not Annualized for periods less than one year.
(5)
During the fiscal year 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the IS Class had its NAV positively impacted by 5.81%. This is a one-time event that is not likely to be repeated.

(6)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(7)	Annualized for periods less than one year.
(8)	Prior to April 16, 2021, the annual expense limitation was 0.62% of the average daily net assets of the Fund. Thereafter, it was 0.64%.
(9)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.
The accompanying notes are an integral part of these financial statements.

7

JACKSON SQUARE LARGE-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Institutional Class
For a Fund share outstanding throughout the periods.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Per Share Data
Net asset value, beginning of period	$24.05	$17.40	$13.48	$31.32	$28.49	$24.78
Investment operations:
Net investment income (loss)(1)	—(2)	(0.02)	0.01	(0.08)	(0.16)	(0.04)
Net realized and unrealized gain (loss) on investments	0.52	6.67	3.91	(10.07)	9.08	6.20
Total from investment operations	0.52	6.65	3.92	(10.15)	8.92	6.16
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gains	(0.58)	—	—	(7.69)	(6.09)	(2.45)
Total distributions	(0.58)	—	—	(7.69)	(6.09)	(2.45)
Net asset value, end of period	$23.99	$24.05	$17.40	$13.48	$31.32	$28.49
Total return(3)	2.08%	38.22%	29.08%(4)	−41.27%	33.56%(5)	27.10%(5)
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$89,077	$98,683	$94,144	$105,097	$1,292,470	$2,268,085
Ratio of expenses to average net assets:
Before expense reimbursement/waiver/recoupment(6)	0.83%	0.85%	0.82%	0.70%	0.81%	0.89%
After expense reimbursement/waiver/ recoupment(6)	0.69%	0.73%	0.70%	0.70%	0.79%(7)	0.84%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/waiver/recoupment(6)	0.04%	(0.07)%	0.03%	(0.39)%	(0.52)%	(0.17)%
Portfolio Turnover(3)	7%	13%	37%	35%(8)	28%	54%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized for periods less than one year.
(4)
During the fiscal year 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the Institutional Class had its NAV positively impacted by 5.79%. This is a one-time event that is not likely to be repeated.

(5)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(6)	Annualized for periods less than one year.
(7)
Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund. Thereafter, it was 0.64%, excluding Shareholder Servicing Plan fees. See Note 1 in the Notes to Financial Statements.

(8)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.
The accompanying notes are an integral part of these financial statements.

8

JACKSON SQUARE LARGE-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Investor Class(1)
For a Fund share outstanding throughout the periods.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Per Share Data
Net asset value, beginning of period	$19.09	$13.85	$10.75	$26.71	$25.09	$22.15
Investment operations:
Net investment loss(2)	(0.02)	(0.05)	(0.02)	(0.09)	(0.19)	(0.10)
Net realized and unrealized gain (loss) on investments	0.41	5.29	3.12	(8.18)	7.90	5.49
Total from investment operations	0.39	5.24	3.10	(8.27)	7.71	5.39
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gains	(0.58)	—	—	(7.69)	(6.09)	(2.45)
Total distributions	(0.58)	—	—	(7.69)	(6.09)	(2.45)
Net asset value, end of period	$18.90	$19.09	$13.85	$10.75	$26.71	$25.09
Total return(3)	1.93%	37.83%	28.84%(4)	−41.38%	33.25%(5)	26.82%(5)
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$80,440	$86,694	$75,721	$71,515	$169,407	$137,135
Ratio of expenses to average net assets:
Before expense reimbursement/waiver/recoupment(6)	1.07%	1.06%	1.04%	0.91%	1.04%	1.14%
After expense reimbursement/waiver/ recoupment(6)	0.93%	0.94%	0.93%	0.90%	1.03%(7)	1.09%
Ratio of net investment loss to average net assets:
After expense reimbursement/waiver/recoupment(6)	(0.19)%	(0.28)%	(0.19)%	(0.59)%	(0.75)%	(0.42)%
Portfolio Turnover(3)	7%	13%	37%	35%(8)	28%	54%

(1)	Prior to April 16, 2021, the Investor class was known as Class A. See Note 1 in Notes to the Financial Statements.
(2)	Per share amounts calculated using the average shares method.
(3)	Not Annualized for periods less than one year.
(4)
During the fiscal year 2023, the Large-Cap Growth Fund received proceeds from a class action settlement from a company it no longer owns. This settlement had a material impact on the Fund’s investment performance. On the day the proceeds were received, the Investor Class had its NAV positively impacted by 5.84%. This is a one-time event that is not likely to be repeated.

(5)	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
(6)	Annualized for periods less than one year.
(7)	Prior to April 16, 2021, the annual expense limitation was 0.84% of the average daily net assets of the Fund. Thereafter, it was 0.64%, excluding 12b-1 fees and Shareholder Servicing Plan fees.
(8)	Excludes the value of securities delivered as a result of an in-kind redemption of the Fund’s capital shares on April 25, 2022.
The accompanying notes are an integral part of these financial statements.

9

JACKSON SQUARE SMID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
IS Class
For a Fund share outstanding throughout the periods.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Per Share Data
Net asset value, beginning of period	$18.16	$15.33	$15.91	$38.53	$30.75	$23.88
Investment operations:
Net investment loss(1)	(0.04)	(0.06)	(0.03)	(0.09)	(0.26)	(0.08)
Net realized and unrealized gain (loss) on investments	(1.05)	2.89	(0.55) (2)	(16.44)	9.98	7.99
Total from investment operations	(1.09)	2.83	(0.58)	(16.53)	9.72	7.91
Less distributions from:
Net investment income	—	—	—	—	—	(0.02)
Net realized gains	—	—	—	(6.09)	(1.94)	(1.02)
Total distributions	—	—	—	(6.09)	(1.94)	(1.04)
Net asset value, end of period	$17.07	$18.16	$15.33	$15.91	$38.53	$30.75
Total return(3)	−6.00%	18.46%	−3.65%	−48.81%	31.80%	34.36%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$79,063	$125,688	$392,932	$552,794	$1,016,051	$650,845
Ratio of expenses to average net assets:
Before expense waiver/recoupment(4)	1.03%	0.91%	0.86%	0.83%	0.82%	0.85%
After expense waiver/recoupment(4)	0.88%	0.88%	0.87%	0.82%	0.82%	0.87%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver/recoupment(4)	1.02%	0.89%	0.86%	0.83%	0.82%	0.85%
After expense waiver/recoupment(4)	0.87%	0.87%	0.86%	0.82%	0.82%	0.87%
Ratio of net investment loss to average net assets:
After expense waiver/recoupment(4)	(0.48)%	(0.34)%	(0.18)%	(0.46)%	(0.84)%	(0.30)%
Portfolio Turnover(3)	27%	48%	49%	78%	56%	49%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggreagate gain on the Statement of Operations due to share transactions for the year.

(3)	Not Annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

10

JACKSON SQUARE SMID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Institutional Class
For a Fund share outstanding throughout the periods.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Per Share Data
Net asset value, beginning of period	$18.07	$15.26	$15.86	$38.48	$30.73	$23.89
Investment operations:
Net investment loss(1)	(0.05)	(0.08)	(0.05)	(0.12)	(0.29)	(0.10)
Net realized and unrealized gain (loss) on investments	(1.05)	2.89	(0.55)(2)	(16.41)	9.98	7.98
Total from investment operations	(1.10)	2.81	(0.60)	(16.53)	9.69	7.88
Less distributions from:
Net investment income	—	—	—	—	—	(0.02)
Net realized gains	—	—	—	(6.09)	(1.94)	(1.02)
Total distributions	—	—	—	(6.09)	(1.94)	(1.04)
Net asset value, end of period	$16.97	$18.07	$15.26	$15.86	$38.48	$30.73
Total return(3)	−6.09%	18.41%	−3.78%	−48.89%	31.71%	34.20%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$31,217	$63,327	$186,025	$320,392	$1,039,786	$725,204
Ratio of expenses to average net assets:
Before expense waiver/recoupment(4)	1.12%	1.01%	0.96%	0.92%	0.91%	0.93%
After expense waiver/recoupment(4)	0.98%	0.98%	0.96%	0.91%	0.91%	0.95%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver/recoupment(4)	1.11%	1.00%	0.95%	0.92%	0.91%	0.93%
After expense waiver/recoupment(4)	0.97%	0.97%	0.96%	0.91%	0.91%	0.95%
Ratio of net investment loss to average net assets:
After expense waiver/recoupment(4)	(0.58)%	(0.44)%	(0.28)%	(0.55)%	(0.76)%	(0.39)%
Portfolio Turnover(3)	27%	48%	49%	78%	56%	49%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggreagate gain on the Statement of Operations due to share transactions for the year.

(3)	Not Annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

11

JACKSON SQUARE SMID-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Investor Class
For a Fund share outstanding throughout the periods.

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Per Share Data
Net asset value, beginning of period	$17.61	$14.92	$15.54	$37.93	$30.39	$23.68
Investment operations:
Net investment loss(1)	(0.07)	(0.12)	(0.09)	(0.17)	(0.38)	(0.17)
Net realized and unrealized gain (loss) on investments	(1.02)	2.81	(0.53)(2)	(16.13)	9.86	7.91
Total from investment operations	(1.09)	2.69	(0.62)	(16.30)	9.48	7.74
Less distributions from:
Net investment income	—	—	—	—	—	(0.01)
Net realized gains	—	—	—	(6.09)	(1.94)	(1.02)
Total distributions	—	—	—	(6.09)	(1.94)	(1.03)
Net asset value, end of period	$16.52	$17.61	$14.92	$15.54	$37.93	$30.39
Total return(3)	−6.19%	18.03%	−3.99%	−49.01%	31.36%	33.88%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$13,326	$17,727	$29,155	$39,098	$107,135	$78,325
Ratio of expenses to average net assets:
Before expense waiver/recoupment(4)	1.38%	1.26%	1.22%	1.17%	1.17%	1.20%
After expense waiver/ recoupment(4)	1.23%	1.23%	1.22%	1.17%	1.17%	1.22%
Ratio of expenses excluding interest expense to average net assets:
Before expense waiver/recoupment(4)	1.37%	1.25%	1.21%	1.17%	1.17%	1.20%
After expense waiver/recoupment(4)	1.22%	1.22%	1.21%	1.17%	1.17%	1.22%
Ratio of net investment loss to average net assets:
After expense waiver/recoupment(4)	(0.83)%	(0.69)%	(0.53)%	(0.80)%	(1.02)%	(0.65)%
Portfolio Turnover(3)	27%	48%	49%	78%	56%	49%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized loss per share in this caption is a balancing amount nescessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the year.

(3)	Not Annualized for periods less than one year.
(4)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

12

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Jackson Square Large-Cap Growth Fund (“Large-Cap Growth Fund”), and Jackson Square SMID-Cap Growth Fund (“SMID-Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Large-Cap Growth Fund, and SMID-Cap Growth Fund are each a non-diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The Funds offer three different share classes – Investor Class, Institutional Class, and IS Class. The Large-Cap Growth Fund currently offers the IS Class shares (previously known as Class R6, prior to April 16, 2021), which commenced operations on May 2, 2016, the Institutional Class shares which commenced operations on February 3, 1994, and the Investor Class shares (previously known as Class A shares before April 16, 2021), which commenced operations on December 3, 1993. Effective April 16, 2021, the Large-Cap Growth Fund ceased offering Class C and Class R shares. The remaining Class C and Class R shares were converted to Investor Class shares at the close of business on April 16, 2021. The SMID-Cap Growth Fund currently offers the IS Class shares, which commenced operations on December 1, 2003, the Institutional Class shares which commenced operations on September 16, 2016, and the Investor Class shares, which commenced operations on September 19, 2016. Each class of shares has identical rights and privileges except with respect to Shareholder Servicing Plan fees, 12b-1 fees, and voting rights on matters affecting a single share class. Institutional Class shares are subject to a maximum 0.10% Shareholder Servicing Plan fee. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee and a maximum 0.10% Shareholder Servicing Plan fee. The Funds may issue an unlimited number of shares of beneficial interest with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended April 30, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended April 30, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended April 30, 2025, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended October 31, 2021.
Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.

13

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder Servicing Plan fees are expensed at an annual rate up to 0.10% of Institutional Class and Investor Class shares and 12b-1 fees are expensed at annual rate of 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific Fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the Funds of the Trust, or by other equitable means.
Securities Litigation – Proceeds received from securities litigation are recorded for a reduction of cost if the Fund holds the security. If a Fund does not still hold the security, then proceeds received from securities litigation are recorded as a realized gain.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

14

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Cash & Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less. These balances may exceed FDIC insured limits.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Jackson Square Partners, LLC (the “Adviser”) as its “Valuation Designee” to perform all the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers, or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following tables are a summary of the inputs used to value each Fund’s securities as of April 30, 2025:
Large-Cap GrowthFund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 178,735,042	$—	$ —	$ 178,735,042
Total Investment in Securities	$ 178,735,042	$ —	$—	$ 178,735,042

15

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
SMID-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 120,542,064	$ —	$ —	$ 120,542,064
Total Investment in Securities	$ 120,542,064	$—	$—	$ 120,542,064

Refer to the Schedules of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Large-Cap Growth Fund	0.55% on assets up to $2.5 billion
0.525% on assets between $2.5 billion and $5 billion
0.50% on assets greater than $5 billion
SMID-Cap Growth Fund	0.75%

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund
Large-Cap Growth Fund	0.64%
SMID-Cap Growth Fund	0.87%

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term, but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

	May 2025 – October 2025	November 2025 – October 2026	November 2026 – October 2027	November 2027 – October 2028
Large-Cap Growth Fund	$ 27,417	$ 227,714	$ 250,716	$ 132,102
SMID-Cap Growth Fund	—	—	113,496	122,949

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Funds for administration and fund accounting, transfer agency, custody and compliance services for the period ended April 30, 2025, are disclosed in the Statements of Operations.

16

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended April 30, 2025, the Investor Class of the Funds incurred expenses pursuant to the Plan as follows:

Fund
Large-Cap Growth Fund	$105,906
SMID-Cap Growth Fund	20,277

The Funds have entered into a Shareholder Servicing Plan agreement (the “Agreement”) with the Adviser, where the Adviser acts as the shareholder agent, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class and Investor Class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the period ended April 30, 2025, the Funds incurred Shareholder Servicing Plan fees as follows:

Fund	Institutional Class	Investor Class
Large-Cap Growth Fund	25,225	16,336
SMID-Cap Growth Fund	21,965	8,110

6. CAPITAL SHARE TRANSACTIONS
Large-Cap Growth Fund

	Period Ended April 30, 2025	Year Ended October 31, 2024
IS Class
Shares sold	8,214	172,575
Shares issue in reinvestment of distributions	11,354	—
Shares redeemed	(103,865)	(663,092)
Net Decrease	(84,297)	(490,517)
Institutional Class
Shares sold	130,550	305,667
Shares issue in reinvestment of distributions	92,933	—
Shares redeemed	(612,301)	(1,611,910)
Net Decrease	(389,418)	(1,306,243)

17

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)

	Period Ended April 30, 2025	Year Ended October 31, 2024
Investor Class
Shares sold	84,678	161,159
Shares issue in reinvestment of distributions	124,322	—
Shares redeemed	(494,485)	(1,089,696)
Net Decrease	(285,485)	(928,537)
Net Decrease in Capital Shares	(759,200)	(2,725,297)

SMID-Cap Growth Fund

	Period Ended April 30, 2025	Year Ended October 31, 2024
IS Class
Shares sold	12,787	617,532
Shares redeemed	(2,302,431)	(19,333,730)
Net Decrease	(2,289,644)	(18,716,198)
Institutional Class
Shares sold	57,552	1,160,679
Shares redeemed	(1,723,782)	(9,843,459)
Net Decrease	(1,666,230)	(8,682,780)
Investor Class
Shares sold	9,451	85,976
Shares redeemed	(209,557)	(1,033,908)
Net Decrease	(200,107)	(947,932)
Net Decrease in Capital Shares	(4,155,981)	(28,346,910)

7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by Fund for the period ended April 30, 2025, were as follows:

	U.S. Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Large-Cap Growth Fund	—	—	$ 12,606,555	$31,045,347
SMID-Cap Growth Fund	—	—	44,397,203	122,817,920

8. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2024, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
Large-Cap Growth Fund	$ 80,043,907	$(2,797,349)	$ 77,246,558	$119,784,180
SMID-Cap Growth Fund	48,607,341	(31,574,748)	17,032,593	188,330,745

Any differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

18

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
At October 31, 2024, the components of distributable earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Net Unrealized Appreciation	Total Distributable Earnings
Large-Cap Growth Fund	$ —	$ 5,174,975	$(558,276)	$ 77,246,558	$81,863,257
SMID-Cap Growth Fund	—	—	(453,373,811)	17,032,593	(436,341,218)

As of October 31, 2024, the SMID-Cap Growth Fund had a non-expring short-term capital loss carryforward of $249,832,216 and a long-term capital loss carryforward of $201,991,148. During the year ended October 31, 2024, the Large-Cap Growth Fund and SMID-Cap Growth Fund utilized $15,749,504 and $32,390,374 capital loss carryforwards respectively. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2024, the Funds did not defer any post-October losses. The Large-Cap Growth Fund deferred, on a tax basis, qualified late year losses of $558,276. The SMID-Cap Growth Fund deferred, on a tax basis, qualified late year losses of $1,550,447.
The tax character of distributions paid for the period ended April 30, 2025, was as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Total
Large-Cap Growth Fund	$ —	$ 5,175,055	$ 5,175,055

The Funds did not pay a distribution during the year ended October 31, 2024.
9. LINE OF CREDIT
The Large-Cap Growth Fund and SMID-Cap Growth Fund (collectively, the “Funds”) have established an unsecured line of credit (“LOC”) in the amount of $75,000,000, 15% of a Fund’s gross market value or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed on July 18, 2025. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the Custodian. Interest is charged at the prime rate which was 7.50% as of April 30, 2025. The interest rate during the period was between 7.50% and 8.00%. The weighted interest paid on outstanding borrowing was 7.50% and 7.64% for the Large-Cap Growth Fund and SMID-Cap Growth Fund respectively. The Funds have authorized the Custodian to charge any of the accounts of the Funds for any missed payments. For the period ended April 30, 2025, the Fund’s LOC activity was as follows:

Fund	LOC Agent	Average Borrowings	Amount Outstanding as of April 30, 2025	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
Large-Cap Growth Fund	U.S. Bank N.A.	$729	—	$27	$132,000	February 6, 2025
SMID-Cap Growth Fund	U.S. Bank N.A.	233,785	—	9,889	11,635,000	February 27, 2025

10. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
SMID-Cap Growth Fund	National Financial Services	35.48%

19

JACKSON SQUARE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
11. Subsequent Event
Effective June, 13, 2025 Ian Ferry will no longer serve as portfolio manager of the SMID-Cap Growth Fund. Additionally, Kenneth F. Broad, CFA, has announced his plans to retire from Jackson Square. Mr. Broad will continue to serve as the portfolio manager primarily responsible for the day-to-day management of the SMID-Cap Growth Fund until his retirement, and Jackson Square has begun the process of planning for the portfolio manager transition.

20

ACKSON SQUARE FUNDS
ADDITIONAL INFORMATION
April 30, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-844-577-3863.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-282-2386. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT
COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END INVESTMENT
COMPANIES
See the Statement of Operations.
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 19-20, 2025, the Trust’s Board of Trustees (“Board”), including all of the trustees (“Trustees”) who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Jackson Square Partners, LLC (“JSP” or the “Adviser”) regarding the Jackson Square Large-Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund (each a “Fund” or collectively, the “Funds”) for another annual term.
Prior to the meeting and at a meeting held on January 7, 2025, the Trustees received and considered information from JSP and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.
In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by JSP with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by JSP; (3) the costs of the services provided by JSP and the profits realized by JSP from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to JSP resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling. The Board considered this information and made its determinations for each Fund separately and independently of the other Fund.

21

ACKSON SQUARE FUNDS
ADDITIONAL INFORMATION
April 30, 2025 (Unaudited)(Continued)
Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of JSP, and the Support Materials, the Board concluded that the overall arrangements between the Trust and JSP set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that JSP performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement, as it relates to each Fund, are summarized below.
Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that JSP provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of, and the timing of such transactions; (3) voting proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that JSP effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed JSP’s financial statements and concluded that JSP had sufficient resources to support the Funds’ operations, including the portfolio management team’s implementation of each Fund’s principal investment strategies. The Trustees concluded that they were satisfied with the nature, extent and quality of services that JSP provides to each Fund under the Investment Advisory Agreement.
Fund Historical Performance and the Overall Performance of JSP. In assessing the quality of the portfolio management delivered by JSP, the Trustees considered the short-term and long-term performance of each Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), and each Fund’s respective composite of separate accounts that JSP manages utilizing a similar investment strategy. When comparing each Fund’s performance against its respective Category and Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the Category and Cohort.
•
Jackson Square Large-Cap Growth Fund. The Trustees noted the Fund had underperformed both the Category and Cohort averages for the one-year, three-year, five-year and ten-year periods ended September 30, 2024. The Trustees also noted that the Fund had underperformed its benchmark index for all periods presented. The Trustees also observed that the Fund’s performance was generally consistent with the performance of a composite of JSP’s similarly managed accounts for the year-to-date and one-year periods, and that the Fund had outperformed for the three-year and five-year periods. The Trustees noted that the Fund’s performance included performance of a predecessor fund that was reorganized into to the Fund.

•
Jackson Square SMID-Cap Growth Fund. The Trustees noted that the Fund had underperformed both the Category and Cohort averages for all periods presented in the materials. The Trustees also noted that the Fund had underperformed its benchmark index over all periods reviewed. The Trustees considered that the Fund had achieved positive total returns over longer term periods, such as the five-year, ten-year and since inception periods ended September 30, 2024, and also observed that the Fund’s performance was generally consistent with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods. The Trustees noted that the Fund’s performance included performance of a predecessor fund that was reorganized into to the Fund.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that each Fund pays to JSP under the Investment Advisory Agreement, as well as JSP’s profitability from services that it rendered to each Fund during the 12-month period ended September 30, 2024. The Trustees noted favorably that JSP had agreed to continue the expense limitation agreement under which JSP contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus. The Trustees observed that JSP had waived a portion of its management fee with respect to the Jackson Square Large-Cap Growth Fund over the Fund’s most recent fiscal year, and had recouped a small portion of previously waived fees waived and expenses paid with respect to the Jackson Square SMID-Cap Growth Fund. The Trustees then considered that the management fee JSP charges to each Fund is generally within the range of fees charged to separately managed accounts with similar investment strategies to the corresponding Fund, in some cases depending on the size of the separately managed

22

ACKSON SQUARE FUNDS
ADDITIONAL INFORMATION
April 30, 2025 (Unaudited)(Continued)
account. The Trustees took into account that JSP has additional responsibilities and costs with respect to the Funds as registered mutual funds when compared to JSP’s separately managed accounts. The Trustees considered the reasonableness of JSP’s profits from its service relationship with the Funds, noting that the JSP’s service relationship with the Jackson Square Large Cap Growth Fund has not been profitable for the 12-month period ended September 30, 2024. The Trustees considered the reasonableness of JSP’s profits from its service relationship with Jackson Square SMID-Cap Growth Fund.
Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by the Funds and those of funds in the corresponding Category and Cohort as of September 30, 2024. The Trustees noted:
•
Jackson Square Large-Cap Growth Fund. The Fund’s management fee was below the Category and Cohort averages and the Fund’s total expenses (before and after waivers and expense reimbursements) were below the Cohort and Category averages. The Trustees noted the Investor Class has a shareholder servicing fee and a Rule 12b-1 fee, which is not necessarily the case for the funds included in the Category and Cohort.

•
Jackson Square SMID-Cap Growth Fund. The Fund’s management fee was below the Cohort average but above the Category average. The net expenses (after waivers and expense reimbursements) of the Fund were above the Cohort average but below the Category average, while the total expenses (before waivers and expense reimbursements) were below the Category and Cohort averages. The Trustees noted the Investor Class has a shareholder servicing fee and a Rule 12b-1 fee, which is not necessarily the case for the funds included in the Category and Cohort.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that JSP’s advisory fee with respect to each Fund continues to be reasonable.
Economies of Scale. The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fee for the Jackson Square Large-Cap Growth Fund does contain breakpoints while the investment advisory fee for the Jackson Square SMID-Cap Growth Fund does not contain breakpoints. The Trustees took into account the fact that JSP had agreed to consider breakpoints in the future for the Jackson Square SMID-Cap Growth Fund. The Trustees agreed to revisit the issue in the future as circumstances change and asset levels increase.
Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The Trustees considered that JSP realizes a soft dollar benefit with respect to portfolio transactions of the Funds. The Trustees noted that JSP does not use affiliated brokers to execute the portfolio transactions of the Funds. While the Trustees noted that the Funds utilize Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class shareholders of the Funds, the Trustees also observed that JSP was incurring its own distribution expenses on behalf of the Funds. The Trustees considered that JSP may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that JSP does not receive any additional material benefits from its relationship with the Funds.

23

INVESTMENT ADVISER
Jackson Square Partners, LLC
700 Larkspur Landing Circle
Suite 210
Larkspur, CA 94939
DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report should be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-844-577-3863.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	July 3, 2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	July 3, 2025

* Print the name and title of each signing officer under his or her signature.